Cover Document	Apr. 30, 2021	Oct. 30, 2020	Jul. 31, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	NEWELL BRANDS INC
Entity Incorporation, State or Country Code		DE
Entity File Number		1-9608
Entity Tax Identification Number		36-3514169
Entity Address, Address Line One	6655 Peachtree Dunwoody Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code		770
Local Phone Number		418-7000
Title of 12(b) Security		Common stock, $1 par value per share
Trading Symbol		NWL
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag			false
Entity Central Index Key			0000814453